Income Tax - Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations [Abstract]
Hong Kong	$ 8,246,150		$ 16,169,924	$ 16,342,125
Foreign	3,715,080		(4,027,930)	(6,119,374)
Income before income tax expenses	$ 11,961,230	$ 1,538,759	$ 12,141,994	$ 10,222,751